Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value

4.  Fair Value

Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Assets and Liabilities Measured at Fair Value

Recurring Fair Value Measurements

The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2011
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant
	Active Markets for	Other	Significant	Total
	Identical Assets	Observable	Unobservable	Estimated
	and Liabilities	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value

	(In millions)
Assets:
Fixed maturity securities:
U.S. corporate securities	$0	$15,907	$1,432	$17,339
Foreign corporate securities	0	7,913	580	8,493
U.S. Treasury and agency securities	4,326	3,722	0	8,048
RMBS	0	6,255	239	6,494
CMBS	0	2,080	147	2,227
State and political subdivision securities	0	2,032	23	2,055
ABS	0	1,658	220	1,878
Foreign government securities	0	1,245	2	1,247
Total fixed maturity securities	4,326	40,812	2,643	47,781
Equity securities:
Common stock	51	74	21	146
Non-redeemable preferred stock	0	30	76	106
Total equity securities	51	104	97	252
Other securities:
FVO general account securities	0	49	0	49
FVO contractholder-directed unit-linked investments	3,616	0	0	3,616
Total other securities	3,616	49	0	3,665
Short-term investments (1)	865	1,684	10	2,559
Mortgage loans held by CSEs	0	3,138	0	3,138
Derivative assets: (2)
Interest rate contracts	10	1,708	187	1,905
Foreign currency contracts	0	306	0	306
Credit contracts	0	12	6	18
Equity market contracts	4	482	51	537
Total derivative assets	14	2,508	244	2,766
Net embedded derivatives within asset host contracts (3)	0	0	2,815	2,815
Separate account assets (4)	185	72,244	130	72,559
Total assets	$9,057	$120,539	$5,939	$135,535
Liabilities:
Derivative liabilities: (2)
Interest rate contracts	$1	$566	$13	$580
Foreign currency contracts	0	62	0	62
Credit contracts	0	21	7	28
Equity market contracts	0	2	8	10
Total derivative liabilities	1	651	28	680
Net embedded derivatives within liability host contracts (3)	0	0	1,783	1,783
Long-term debt of CSEs	0	3,065	0	3,065
Total liabilities	$1	$3,716	$1,811	$5,528

	December 31, 2010
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant
	Active Markets for	Other	Significant	Total
	Identical Assets	Observable	Unobservable	Estimated
	and Liabilities	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value

	(In millions)
Assets:
Fixed maturity securities:
U.S. corporate securities	$0	$13,864	$1,510	$15,374
Foreign corporate securities	0	7,590	880	8,470
U.S. Treasury and agency securities	4,616	3,026	34	7,676
RMBS	0	6,674	282	6,956
CMBS	0	2,147	130	2,277
State and political subdivision securities	0	1,614	32	1,646
ABS	0	1,301	321	1,622
Foreign government securities	0	889	14	903
Total fixed maturity securities	4,616	37,105	3,203	44,924
Equity securities:
Common stock	43	72	22	137
Non-redeemable preferred stock	0	54	214	268
Total equity securities	43	126	236	405
Other securities:
FVO general account securities	0	7	0	7
FVO contractholder-directed unit-linked investments	2,240	0	0	2,240
Total other securities	2,240	7	0	2,247
Short-term investments (1)	390	584	173	1,147
Mortgage loans held by CSEs	0	6,840	0	6,840
Derivative assets: (2)
Interest rate contracts	5	804	10	819
Foreign currency contracts	0	589	0	589
Credit contracts	0	3	12	15
Equity market contracts	0	77	20	97
Total derivative assets	5	1,473	42	1,520
Net embedded derivatives within asset host contracts (3)	0	0	936	936
Separate account assets (4)	76	61,410	133	61,619
Total assets	$7,370	$107,545	$4,723	$119,638
Liabilities:
Derivative liabilities: (2)
Interest rate contracts	$7	$315	$71	$393
Foreign currency contracts	0	69	0	69
Credit contracts	0	21	1	22
Equity market contracts	0	0	8	8
Total derivative liabilities	7	405	80	492
Net embedded derivatives within liability host contracts (3)	0	0	259	259
Long-term debt of CSEs	0	6,773	0	6,773
Total liabilities	$7	$7,178	$339	$7,524

____________

  Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.
  Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.
  Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2011, fixed maturity securities and equity securities also included embedded derivatives of $1 million and ($3) million, respectively. At December 31, 2010, fixed maturity securities and equity securities included embedded derivatives of $3 million and ($5) million, respectively.
  Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

See Note 2 for discussion of CSEs included in the tables above and for certain prior year amounts which have been reclassified to conform with the 2011 presentation.

The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

When available, the estimated fair value of the Company's fixed maturity securities, equity securities, other securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

Mortgage Loans Held by CSEs

The Company consolidates certain securitization entities that hold commercial mortgage loans. These commercial mortgage loans held by CSEs, for which the Company has elected the FVO, are presented within mortgage loans in the consolidated balance sheets. See “— Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities” below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

Derivatives

The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

Embedded Derivatives Within Asset and Liability Host Contracts

Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs and GMWBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in “— Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments.” The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

Separate Account Assets

Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See “—Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities” below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

Long-term Debt of CSEs

The Company has elected the FVO for the long-term debt of CSEs. See “— Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities” below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

Level 1 Measurements:

Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder- directed unit- linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

Derivative Assets and Derivative Liabilities

These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

Separate Account Assets

These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

Level 2 Measurements:

Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

U.S. corporate and foreign corporate securities.  These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

Structured securities comprised of RMBS, CMBS and ABS.  These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

U.S. Treasury and agency securities.  These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Foreign government and state and political subdivision securities.  These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Common and non-redeemable preferred stock.  These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

Mortgage Loans Held by CSEs

These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

Derivative Assets and Derivative Liabilities

This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

Interest rate contracts.

Non-option-based — Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates.

Option-based — Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

Foreign currency contracts.

Non-option-based —  Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

Credit contracts.

Non-option-based —  Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

Equity market contracts.

Non-option-based —  Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

Option-based —  Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

Separate Account Assets

These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

Long-term Debt of CSEs

The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

Fixed Maturity Securities, Equity Securities and Short-term Investments

This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

U.S. corporate and foreign corporate securities.  These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Structured securities comprised of RMBS, CMBS and ABS.  These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

Foreign government and state and political subdivision securities.  These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

Common and non-redeemable preferred stock.  These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

Derivative Assets and Derivative Liabilities

These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

Interest rate contracts.

Non-option-based — Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

Option-based —  Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and interest rate volatility.

Foreign currency contracts.

Non-option-based —  Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

Credit contracts.

Non-option-based —  Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

Equity market contracts.

Non-option-based —  Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

Option-based —  Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

Direct and Assumed Guaranteed Minimum Benefits

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

Reinsurance Ceded on Certain Guaranteed Minimum Benefits

These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under “Direct and Assumed Guaranteed Minimum Benefits” and also include counterparty credit spreads.

Embedded Derivatives Within Funds Withheld Related to Certain Ceded Reinsurance

These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

Separate Account Assets

These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

Transfers between Levels 1 and 2:

During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

Transfers into or out of Level 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $44 million were principally comprised of certain U.S. corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $370 million were principally comprised of U.S. and foreign corporate securities and certain CMBS.

Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $480 million were principally comprised of certain ABS, U.S. and foreign corporate securities and U.S. treasury and agency securities. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $358 million and for separate account assets of $3 million were principally comprised of certain U.S. and foreign corporate securities, ABS and CMBS.

The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities:
			U.S.			State and
	U.S.	Foreign	Treasury			Political		Foreign
	Corporate	Corporate	and Agency			Subdivision		Government
	Securities	Securities	Securities	RMBS	CMBS	Securities	ABS	Securities

	(In millions)

Year Ended December 31, 2011:
Balance, January 1,	$1,510	$880	$34	$282	$130	$32	$321	$14
Total realized/unrealized gains
(losses) included in:
Earnings: (1), (2)
Net investment income	6	1	0	1	0	0	0	0
Net investment gains (losses)	32	(20)	0	(5)	0	0	(6)	0
Net derivative gains (losses)	0	0	0	0	0	0	0	0
Other comprehensive income (loss)	80	22	0	(9)	19	(8)	8	0
Purchases (3)	76	282	0	16	17	0	166	0
Sales (3)	(175)	(515)	0	(34)	(19)	(1)	(46)	(12)
Issuances (3)	0	0	0	0	0	0	0	0
Settlements (3)	0	0	0	0	0	0	0	0
Transfers into Level 3 (4)	40	3	0	1	0	0	0	0
Transfers out of Level 3 (4)	(137)	(73)	(34)	(13)	0	0	(223)	0
Balance, December 31,	$1,432	$580	$0	$239	$147	$23	$220	$2

Changes in unrealized gains (losses)
relating to assets and liabilities still held
at December 31, 2011 included in earnings:
Net investment income	$6	$1	$0	$1	$0	$0	$0	$0
Net investment gains (losses)	$0	$(9)	$0	$(5)	$0	$0	$(2)	$0
Net derivative gains (losses)	$0	$0	$0	$0	$0	$0	$0	$0

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities:			Net Derivatives: (5)
		Non-
		redeemable		Interest	Foreign		Equity	Net	Separate
	Common	Preferred	Short-term	Rate	Currency	Credit	Market	Embedded	Account
	Stock	Stock	Investments	Contracts	Contracts	Contracts	Contracts	Derivatives (6)	Assets (7)

	(In millions)

Year Ended December 31, 2011:
Balance, January 1,	$22	$214	$173	$(61)	$0	$11	$12	$677	$133
Total realized/unrealized gains
(losses) included in:
Earnings: (1), (2)
Net investment income	0	0	0	0	0	0	0	0	0
Net investment gains (losses)	2	(24)	(1)	0	0	0	0	0	(7)
Net derivative gains (losses)	0	0	0	50	0	(10)	32	277	0
Other comprehensive income (loss)	(6)	1	0	199	0	0	0	0	0
Purchases (3)	9	0	10	0	0	0	3	0	5
Sales (3)	(6)	(115)	(172)	0	0	0	0	0	(1)
Issuances (3)	0	0	0	0	0	(1)	(4)	0	0
Settlements (3)	0	0	0	(13)	0	(1)	0	78	0
Transfers into Level 3 (4)	0	0	0	(1)	0	0	0	0	0
Transfers out of Level 3 (4)	0	0	0	0	0	0	0	0	0
Balance, December 31,	$21	$76	$10	$174	$0	$(1)	$43	$1,032	$130

Changes in unrealized gains (losses)
relating to assets and liabilities still held
at December 31, 2011 included in earnings:
Net investment income	$0	$0	$0	$0	$0	$0	$0	$0	$0
Net investment gains (losses)	$0	$(3)	$0	$0	$0	$0	$0	$0	$0
Net derivative gains (losses)	$0	$0	$0	$39	$0	$(10)	$33	$279	$0

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities:
			U.S.			State and
	U.S.	Foreign	Treasury			Political		Foreign
	Corporate	Corporate	and Agency			Subdivision		Government
	Securities	Securities	Securities	RMBS	CMBS	Securities	ABS	Securities

	(In millions)

Year Ended December 31, 2010:
Balance, January 1,	$1,605	$994	$33	$272	$45	$32	$290	$16
Total realized/unrealized gains
(losses) included in:
Earnings: (1), (2)
Net investment income	7	(1)	0	1	0	0	1	0
Net investment gains (losses)	(5)	(3)	0	(4)	0	0	(5)	0
Net derivative gains (losses)	0	0	0	0	0	0	0	0
Other comprehensive income (loss)	79	90	2	47	21	4	34	0
Purchases, sales, issuances and settlements (3)	(173)	(199)	(1)	(48)	1	(1)	53	4
Transfers into Level 3 (4)	147	114	0	21	85	0	0	3
Transfers out of Level 3 (4)	(150)	(115)	0	(7)	(22)	(3)	(52)	(9)
Balance, December 31,	$1,510	$880	$34	$282	$130	$32	$321	$14

Changes in unrealized gains (losses)
relating to assets and liabilities still held
at December 31, 2010 included in earnings:
Net investment income	$6	$0	$0	$0	$0	$0	$1	$0
Net investment gains (losses)	$(10)	$0	$0	$(2)	$0	$0	$0	$0
Net derivative gains (losses)	$0	$0	$0	$0	$0	$0	$0	$0

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities:			Net Derivatives: (5)
		Non-
		redeemable		Interest	Foreign		Equity	Net	Separate
	Common	Preferred	Short-term	Rate	Currency	Credit	Market	Embedded	Account
	Stock	Stock	Investments	Contracts	Contracts	Contracts	Contracts	Derivatives (6)	Assets (7)

	(In millions)

Year Ended December 31, 2010:
Balance, January 1,	$11	$258	$8	$2	$23	$4	$18	$445	$153
Total realized/unrealized gains
(losses) included in:
Earnings: (1), (2)
Net investment income	0	0	1	0	0	0	0	0	0
Net investment gains (losses)	5	15	0	0	0	0	0	0	(5)
Net derivative gains (losses)	0	0	0	10	0	3	(6)	135	0
Other comprehensive income (loss)	3	6	0	(71)	0	13	0	0	0
Purchases, sales, issuances, and settlements (3)	3	(65)	164	(2)	0	(9)	0	97	(12)
Transfers into Level 3 (4)	0	0	0	0	0	0	0	0	0
Transfers out of Level 3 (4)	0	0	0	0	(23)	0	0	0	(3)
Balance, December 31,	$22	$214	$173	$(61)	$0	$11	$12	$677	$133

Changes in unrealized gains (losses)
relating to assets and liabilities still held
at December 31, 2010 included in earnings:
Net investment income	$0	$0	$1	$0	$0	$0	$0	$0	$0
Net investment gains (losses)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Net derivative gains (losses)	$0	$0	$0	$10	$0	$3	$(6)	$137	$0

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities:
			U.S.			State and
	U.S.	Foreign	Treasury			Political		Foreign
	Corporate	Corporate	and Agency			Subdivision		Government
	Securities	Securities	Securities	RMBS	CMBS	Securities	ABS	Securities

	(In millions)

Year Ended December 31, 2009:
Balance, January 1,	$1,401	$926	$36	$323	$116	$24	$297	$10
Total realized/unrealized gains
(losses) included in:
Earnings: (1), (2)
Net investment income	3	(1)	0	0	1	0	0	0
Net investment gains (losses)	(117)	(94)	0	0	(43)	0	(55)	0
Net derivative gains (losses)	0	0	0	0	0	0	0	0
Other comprehensive income (loss)	192	334	(1)	39	50	6	137	1
Purchases, sales, issuances and settlements (3)	(172)	(47)	(2)	(45)	(7)	2	(102)	(1)
Transfers into and/or out of Level 3 (4)	298	(124)	0	(45)	(72)	0	13	6
Balance, December 31,	$1,605	$994	$33	$272	$45	$32	$290	$16

Changes in unrealized gains (losses)
relating to assets and liabilities still held
at December 31, 2009 included in earnings:
Net investment income	$6	$(1)	$0	$0	$1	$0	$0	$0
Net investment gains (losses)	$(105)	$(43)	$0	$(25)	$(56)	$0	$4	$0
Net derivative gains (losses)	$0	$0	$0	$0	$0	$0	$0	$0

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities:
		Non-
		redeemable				Net	Separate
	Common	Preferred	Short-term	Other	Net	Embedded	Account
	Stock	Stock	Investments	Securities	Derivatives (5)	Derivatives (6)	Assets (7)

	(In millions)

Year Ended December 31, 2009:
Balance, January 1,	$8	$318	$0	$50	$309	$657	$159
Total realized/unrealized gains
(losses) included in:
Earnings: (1), (2)
Net investment income	0	0	0	0	0	0	0
Net investment gains (losses)	0	(101)	0	0	0	0	0
Net derivative gains (losses)	0	0	0	0	(40)	(328)	(7)
Other comprehensive income (loss)	(1)	113	0	0	(3)	0	0
Purchases, sales, issuances, and settlements (3)	4	(66)	8	(50)	(15)	116	1
Transfers into and/or out of Level 3 (4)	0	(6)	0	0	(204)	0	0
Balance, December 31,	$11	$258	$8	$0	$47	$445	$153

Changes in unrealized gains (losses)
relating to assets and liabilities still held
at December 31, 2009 included in earnings:
Net investment income	$0	$0	$0	$0	$0	$0	$0
Net investment gains (losses)	$0	$(38)	$0	$0	$0	$0	$0
Net derivative gains (losses)	$0	$0	$0	$0	$(33)	$(332)	$0

____________

  Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).
  Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.
  The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.
  Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.
  Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.
  Embedded derivative assets and liabilities are presented net for purposes of the rollforward.
  Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

Fair Value Option

Assets and Liabilities Held by CSEs

The Company has elected the FVO for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

	December 31,
	2011	2010

	(In millions)

Unpaid principal balance	$3,019	$6,636
Excess of estimated fair value over unpaid principal balance	119	204
Carrying value at estimated fair value	$3,138	$6,840

The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

	December 31,
	2011	2010

	(In millions)

Contractual principal balance	$2,925	$6,541
Excess of estimated fair value over contractual principal balance	140	232
Carrying value at estimated fair value	$3,065	$6,773

Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses). See Note 2.

Non-Recurring Fair Value Measurements

Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

	Years Ended December 31,
	2011			2010			2009
	Carrying	Estimated	Net	Carrying	Estimated	Net	Carrying	Estimated	Net
	Value	Fair	Investment	Value	Fair	Investment	Value	Fair	Investment
	Prior to	Value After	Gains	Prior to	Value After	Gains	Prior to	Value After	Gains
	Measurement	Measurement	(Losses)	Measurement	Measurement	(Losses)	Measurement	Measurement	(Losses)

	(In millions)
Mortgage loans, net (1)	$0	$8	$8	$0	$0	$0	$0	$0	$0
Other limited partnership interests (2)	$7	$5	$(2)	$33	$22	$(11)	$110	$44	$(66)
Real estate joint ventures (3)	$0	$0	$0	$25	$5	$(20)	$90	$48	$(42)

______________

  Mortgage loans — The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value and decreases in previous impairments from subsequent improvements in estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.
  Other limited partnership interests — The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments using certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments were $3 million and $23 million at December 31, 2011 and 2010, respectively.
  Real estate joint ventures — The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $3 million at December 31, 2010.

Fair Value of Financial Instruments

Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

	December 31,
	2011			2010
			Estimated			Estimated
	Notional	Carrying	Fair	Notional	Carrying	Fair
	Amount	Value	Value	Amount	Value	Value

	(In millions)
Assets:
Mortgage loans, net (1)		$6,662	$6,946		$5,890	$6,022
Policy loans		$1,203	$1,307		$1,190	$1,260
Real estate joint ventures (2)		$69	$107		$79	$102
Other limited partnership interests (2)		$98	$126		$104	$116
Short-term investments (3)		$19	$19		$88	$88
Other invested assets (2)		$430	$477		0	0
Cash and cash equivalents		$745	$745		$1,928	$1,928
Accrued investment income		$568	$568		$559	$559
Premiums, reinsurance and other receivables (2)		$5,973	$6,880		$5,959	$6,164
Liabilities:
PABs (2)		$23,144	$24,732		$24,622	$26,061
Payables for collateral under securities loaned and
other transactions		$8,079	$8,079		$8,103	$8,103
Long-term debt (4)		$792	$970		$795	$930
Other liabilities (2)		$224	$224		$294	$294
Separate account liabilities (2)		$1,240	$1,240		$1,407	$1,407
Commitments: (5)
Mortgage loan commitments	$167	$0	$0	$270	$0	$(2)
Commitments to fund bank credit facilities and
private corporate bond investments	$248	$0	$7	$315	$0	$(12)

____________

  Mortgage loans as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs, which are accounted for under the FVO.
  Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.
  Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.
  Long-term debt as presented in the table above does not include long-term debt of CSEs, which is accounted for under the FVO.

  Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, certain short-term investments, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section “— Recurring Fair Value Measurements” and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

Mortgage Loans

The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

Policy Loans

For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

Real Estate Joint Ventures and Other Limited Partnership Interests

Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

Short-term Investments

Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

Other Invested Assets

Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

Cash and Cash Equivalents

Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

Accrued Investment Income

Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

Premiums, Reinsurance and Other Receivables

Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

PABs

PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in “— Recurring Fair Value Measurements.” The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

Payables for Collateral Under Securities Loaned and Other Transactions

The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

Long-term Debt

The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

Other Liabilities

Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable, amounts due for securities purchased but not yet settled, and funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

Separate Account Liabilities

Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section “— Recurring Fair Value Measurements,” the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.